Details of Significant Accounts (Details) - Schedule of Operating Revenue - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Revenue [Abstract]
Revenue from contracts with customers	$ 16,226	$ 15,262